Note 5 - Capital Leased Assets - Leased Property Under Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leased property under capital leases	$ 10,783	$ 10,352
Less accumulated amortization	(4,748)	(4,310)
Leased property under capital leases, net	$ 6,035	$ 6,042